Long-Term Debt	12 Months Ended
Mar. 31, 2011
Long-Term Debt [Abstract]
LONG-TERM DEBT

9. LONG-TERM DEBT

At 31 March 2011, the Company’s credit facilities consisted of:

	Effective	Total	Principal
Description	Interest Rate	Facility	Drawn

(US$ millions)
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until September 2012	–	$50.0	$–
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until December 2012	–	130.0	–
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until February 2013	1.02%	90.0	59.0
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until February 2014	–	50.0	–

Total		$320.0	$59.0

The weighted average fixed interest rate on the Company’s interest rate swap contracts is set forth in Note 12. The weighted average interest rate on the Company’s total debt was 1.02% and 0.92% at 31 March 2011 and 2010, respectively, and the weighted average term of all debt facilities is 1.9 years at 31 March 2011.

On 16 June 2010, US$161.7 million of the Company’s term facilities matured, which included US$95.0 million of term facilities that were outstanding at 31 March 2010. The Company did not refinance these facilities. Accordingly, amounts outstanding under these facilities were repaid by using longer-term facilities.

The Company replaced term facilities in the amount of US$45.0 million that matured in February 2011 with new term facilities totaling US$100.0 million. These facilities became available to the Company in February 2011. US$50.0 million of these facilities mature in September 2012 and US$50.0 million of these facilities mature in February 2014. At 31 March 2011, no amounts were outstanding under these new term facilities.

For all facilities, the interest rate is calculated two business days prior to the commencement of each draw-down period based on the US$ London Interbank Offered Rate (“LIBOR”) plus the margins of individual lenders and is payable at the end of each draw-down period. At 31 March 2011, there was US$59.0 million drawn under the combined facilities and US$261.0 million was unutilised and available.

At 31 March 2011, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) is required to maintain certain ratios of indebtedness to equity which do not exceed certain maximums, excluding assets, liabilities and other balance sheet items of the AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, (ii) must maintain a minimum level of net worth, excluding assets, liabilities and other balance sheet items of the AICF; for these purposes “net worth” means the sum of the par value (or value stated in the books of the James Hardie Group) of the capital stock (but excluding treasury stock and capital stock subscribed or unissued) of the James Hardie Group, the paid in capital and retained earnings of the James Hardie Group and the aggregate amount of provisions made by the James Hardie Group for asbestos related liabilities, in each case, as such amounts would be shown in the consolidated balance sheet of the James Hardie Group if Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited were not accounted for as subsidiaries of the Company, (iii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of the AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, and (iv) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA) in any given Financial Year is contributed to the AICF on the payment dates under the AFFA in the next following Financial Year. The limit does not apply to payments of interest to the AICF. Such limits are consistent with the contractual liabilities of the Performing Subsidiary and the Company under the AFFA.